Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Current Assets
Cash and cash equivalents	$ 1,405	$ 3,562	$ 1,103
Accounts receivable, net	7,816	6,876	7,995
Prepaid expense and other current assets	402	1,006	543
Total Current Assets	9,623	11,444	9,641
Property and equipment, net	309	242	247
Goodwill	12,041	12,041	12,041
Intangible assets, net	3,052	732	831
Total Assets	27,675	28,227	23,927
Current Liabilities
Accounts payable and accrued liabilities	7,802	6,898	6,998
Bridge loan, net		7,155
Derivative liabilities		4,767
Total Current Liabilities	10,930	21,108	10,842
Other long term liabilities	276
Total Liabilities	11,206	21,108
Commitments and Contingencies
Stockholders’ Equity
Common stock value
Additional paid in capital	45,031	19,785	18,784
Accumulated deficit	(28,562)	(12,666)	(5,699)
Total stockholders’ equity	16,469	7,119	13,085
Total Liabilities and Stockholders’ Equity	27,675	28,227	23,927
Related Party
Current Assets
Related party receivable	2,650	3,768	1,167
Current Liabilities
Related party payable	$ 3,128	$ 2,288	$ 3,844